SCHEDULE OF SERIES B PREFERRED STOCK (Details) - Series B Preferred Stock [Member] - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024
Class of Stock [Line Items]
Balance	$ 6,899,967
Issuance of 50,453 Series B Preferred Stock	655,889	1,568,895		1,568,895
Accretion of Series B issuances	12,440	3,955,916
Issuance of 100,592 Series B Preferred Stock		1,307,696
Accretion of 422,200 Series B Preferred Stock due to Offering	106,418	1,378
Issuance of 5,000 Series B Preferred Stock		15,000
Series B Preferred Stock conversion of liability		50,000
Accretion of 5,000 Series B issuances	1,260	1,082
Accretion of 100,592 Series B issuances	25,355
Balance	$ 7,701,329	$ 6,899,967		$ 7,701,329